Regulatory Matters- Narrative (Details) $ in Millions		12 Months Ended	48 Months Ended			72 Months Ended
	Feb. 02, 2022	Dec. 31, 2021	Dec. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 10, 2023 USD ($)	Jul. 09, 2021 USD ($)	Jul. 02, 2021 USD ($)
Commonwealth Edison Co [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Carbon mitigation credit		54,500,000
Maximum increase of revenue requirement		5.00%
Basis points for ComEd's Electric Distribution rates	580
Commonwealth Edison Co [Member] | Minimum [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Basis points for ComEd's Electric Distribution rates		20
Commonwealth Edison Co [Member] | Maximum [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Basis points for ComEd's Electric Distribution rates		60
Baltimore Gas and Electric Company [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Maryland Relief Act Funds								$ 50
Potomac Electric Power Company [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Maryland Relief Act Funds								$ 12
Potomac Electric Power Company [Member] | Forecast [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Proposed Capital Expenditure						$ 500
Delmarva Power & Light Company [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Maryland Relief Act Funds							$ 8
Atlantic City Electric Company [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Proposed Capital Expenditure			$ 220
Atlantic City Electric Company [Member] | Forecast [Member]
Regulatory Matters Additional Narrative Information [Line Items]
Proposed Capital Expenditure					$ 338
Public Utilities, Approved Rate Increase (Decrease), Amount				$ 96